Listed Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street | Milwaukee, Wisconsin 53202

January 31, 2022

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 “F” Street, N.E.
Washington, DC 20549

    Re:    Listed Funds Trust (the “Trust”)
    File Nos.: 333-261819

Dear Sir or Madam:

This Pre-Effective Amendment to the registration statement is being filed under Rule 145 under the Securities Act of 1933 (the “1933 Act”) regarding the Trust’s Registration Statement filed on Form N‑14 on January 31, 2022 (the “Registration Statement”). The Registration Statement was filed pursuant to Rule 145 under the 1933 Act for the purpose of reorganizing the the Existing Funds listed below into a corresponding newly created series of Listed Funds Trust, a Delaware statutory trust (the “New Trust,” and each corresponding series, a “New Fund”), as set forth below:

Existing Fund	New Fund
Preferred-Plus	Preferred-Plus ETF
Dividend Performers	Dividend Performers ETF

This Pre-Effective Amendment No. 1 to the Registration Statement incorporates Part A and Part B from the Trust’s filing of the combined proxy statement/prospectus and statement of additional information filed on January 31, 2022. This Pre-Effective Amendment is being filed to response to comments received by the Staff of the United States Securities and Exchange Commission and to complete missing information.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 550-7433.

Sincerely,

/s/ Kent Barnes

Kent Barnes
Secretary

Enclosures